Distribution of Income from Operations, including Restructuring and Other Items, by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Segment Reporting Information [Line Items]
Income from operations	$ 22,996	$ 11,732
Ireland
Segment Reporting Information [Line Items]
Income from operations	12,016	(6,296)
Rest Of Europe
Segment Reporting Information [Line Items]
Income from operations	3,786	9,721
U.S.
Segment Reporting Information [Line Items]
Income from operations	5,537	6,557
Rest of World
Segment Reporting Information [Line Items]
Income from operations	$ 1,657	$ 1,750